Marketable debt securities - Bonds and debentures by currency (Details) € in Millions, £ in Millions, R$ in Millions, $ in Millions, $ in Millions	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Marketable debt securities
Outstanding issue amount in foreign currency	€ 392,948					€ 360,626	€ 362,464
Euro
Marketable debt securities
Financial liabilities	107,908					104,499	79,008
US dollar
Marketable debt securities
Financial liabilities	24,012					26,581	53,403
Pound sterling
Marketable debt securities
Financial liabilities	42,451					23,339	18,129
Brazilian real
Marketable debt securities
Financial liabilities	11,297					12,356	13,022
Other currencies
Marketable debt securities
Financial liabilities	15,521					17,904	11,601
Marketable debt securities
Marketable debt securities
Financial liabilities	246,163					235,269	261,977
Marketable debt securities | Bonds and debentures
Marketable debt securities
Financial liabilities	194,362					191,577	208,455	€ 195,498
Marketable debt securities | Bonds and debentures | Euro
Marketable debt securities
Financial liabilities	90,348					89,031	89,008
Outstanding issue amount in foreign currency	€ 90,348
Annual interest rate (as a percent)	1.06%	1.06%	1.06%	1.06%	1.06%
Marketable debt securities | Bonds and debentures | US dollar
Marketable debt securities
Financial liabilities	€ 66,581					61,174	64,952
Outstanding issue amount in foreign currency | $		$ 75,406
Annual interest rate (as a percent)	2.39%	2.39%	2.39%	2.39%	2.39%
Marketable debt securities | Bonds and debentures | Pound sterling
Marketable debt securities
Financial liabilities	€ 13,340					16,569	20,178
Outstanding issue amount in foreign currency | £			£ 11,206
Annual interest rate (as a percent)	2.13%	2.13%	2.13%	2.13%	2.13%
Marketable debt securities | Bonds and debentures | Brazilian real
Marketable debt securities
Financial liabilities	€ 9,131					8,398	15,292
Outstanding issue amount in foreign currency | R$				R$ 57,702
Annual interest rate (as a percent)	1.99%	1.99%	1.99%	1.99%	1.99%
Marketable debt securities | Bonds and debentures | Chilean peso
Marketable debt securities
Financial liabilities	€ 3,757					5,624	6,848
Outstanding issue amount in foreign currency | $					$ 3,623,635
Annual interest rate (as a percent)	5.03%	5.03%	5.03%	5.03%	5.03%
Marketable debt securities | Bonds and debentures | Other currencies
Marketable debt securities
Financial liabilities	€ 11,205					€ 10,781	€ 12,177